Supplemental Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Supplemental Schedule of Delinquent Participant Contributions
SUPPLEMENTAL SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
YEAR ENDED DECEMBER 31, 2025

Participant Contributions Transferred Late to Plan	Total That Constitute Non-exempt Prohibited Transactions			Total Fully Corrected VFCP and PTE 2002-51
Check here if Late Participant Loan Repayments are included: ☒	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP
$ 46,597	$ 0	$ 46,597 *	$ 0	$ 0

*	Represents delinquent participant contributions and loan repayments from 2025 pay periods corrected in 2026.